Related party transactions	12 Months Ended
Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Related party transactions

21. Related party transactions

Key management personnel are those persons having the authority and responsibility for planning, directing and controlling activities of the entity, directly or indirectly.

Compensation paid or payable to key management and directors comprised the following:

• The Company paid the former President and CEO of FV Pharma $770,000 in 2019 as a retirement benefit. The Company also paid the former President and CEO of FV Pharma $54,958 in salaries and benefits through a related entity owned by the former President and CEO on top of $96,250 in salaries and benefits and other allowances of $4,500 paid directly to the Former CEO.

• The Company paid expenses of $754,311 to a company owned by the CEO for the year ended December 31, 2019, included in the consolidated statement of loss and comprehensive loss under various expense line categories. The Company recognized a share-based bonus expense for the year-ended December 31, 2019 in the amount of $1,428,591 to be paid to the CEO by issuance of 200,927 Class B common shares of the Company. The Class B common shares will be issued subsequent to December 31, 2019. As at December 31, 2019 the Company had an outstanding balance of $95,708 due to a Company controlled by the CEO, included in trade and other payables.

• The Company paid consulting fees of $330,436 to the President of FSD Biosciences for services rendered for the year ended December 31, 2019, included in the consolidated statement of loss and comprehensive loss under consulting fees. The Company recognized a share-based bonus expense for the year-ended December 31, 2019 in the amount of $109,892 to be paid to the President of FSD Biosciences by issuance of 15,456 Class B common shares of the Company. The Class B common shares will be issued subsequent to December 31, 2019.

• The Company recognized a share-based bonus expense for the year-ended December 31, 2019 in the amount of $109,892 to be paid to the President of FSD by issuance of 15,456 Class B common shares of the Company. The Class B common shares will be issued subsequent to December 31, 2019.

• The Company recognized a share-based bonus expense for the year-ended December 31, 2019 in the amount of $54,946 to be paid to the President of FV Pharma by issuance of 7,728 Class B common shares of the Company. The Class B common shares will be issued subsequent to December 31, 2019.

• The Company paid fees of $196,870 to a company owned by the CFO for services rendered for the year ended December 31, 2019, included in the consolidated statement of loss and comprehensive loss under salaries, wages and benefits.

• The Company paid consulting fees of $90,000 to a company owned by the Chief Operating Consultant for services rendered for the year ended December 31, 2019, included in the consolidated statement of loss and comprehensive loss under consulting fees.

• The Company paid consulting fees of $16,667 to a company owned by the former COO for services rendered for the year ended December 31, 2019, included in the consolidated statement of loss and comprehensive loss under consulting fees.

• The Company pays independent directors $40,000 per annum, with the Chairman of each respective committee receiving an additional $10,000 per annum. Directors fees for the year ended December 31, 2019 were $203,521 (2018 - $66,667). As of December 31, 2019, $98,521 of director's fees were due and payable.

• On November 4, 2019, the Company completed a private placement by the issuance of 228,670 Class B shares at a price of $20.10 per share for total gross proceeds of $4,598,618. 164,755 Class B Shares were subscribed by the Officers and Directors of the Company.

• The Company recognized share-based compensation expense of $132,178 for the year-ended December 31, 2019 for services to be provided by a consulting company related to the President of the Company.

Key management personnel compensation during the years ended December 31 comprised of:

	2019	2018
	$	$
Salaries, benefits, bonuses and consulting fees	4,836,192	1,814,115
Share-based payments	12,476,385	3,215,401
Total	17,312,577	5,029,516